Trade and other receivables	12 Months Ended
Jun. 30, 2024
Trade and other receivables
Trade and other receivables

15. Trade and other receivables

Group’s trade and other receivables as of June 30, 2024 and 2023 were as follows:

	06.30.2024	06.30.2023
Sale, leases and services receivables	43,246	55,429
Less: Allowance for doubtful accounts	(3,077)	(4,436)
Total trade receivables	40,169	50,993
Borrowings, deposits and others	40,196	34,790
Advances to suppliers	9,322	8,653
Tax receivables	4,928	5,499
Prepaid expenses	2,487	2,263
Long-term incentive plan	1	4
Dividends receivable	4,731	-
Others	8,561	10,416
Total other receivables	70,226	61,625
Total trade and other receivables	110,395	112,618
Non-current	34,197	16,485
Current	76,198	96,133
Total	110,395	112,618

Book amounts of Group's trade and other receivables in foreign currencies are detailed in Note 32.

Trade accounts receivables are presented in the Consolidated Statement of Financial Position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2. Movements on the Group’s allowance for doubtful accounts were as follows:

	06.30.2024	06.30.2023
Beginning of the year	4,436	6,836
Additions (i)	841	780
Recovery (i)	(212)	(449)
Exchange rate differences	2,996	1,378
Receivables written off during the year as uncollectible	(11)	-
Inflation adjustment	(4,973)	(4,109)
End of the year (i)	3,077	4,436

(i) Additions and recovery of the provision for impaired receivables have been included in “Selling expenses” in the Consolidated Statement of Income and Other Comprehensive Income (Note 24).

The Group’s trade receivables comprise several classes. The maximum exposure to credit risk at the reporting date is the carrying amount of each class of receivables (see Note 5). The Group also has receivables from related parties neither of them is due nor impaired.

Due to the distinct characteristics of each type of receivables, an aging analysis of past due unimpaired and impaired receivables is shown by type and class, as of June 30, 2024 and 2023 (a column of non-past due receivables is also included so that the totals can be reconciled with the amounts appearing on the Consolidated Statement of Financial Position):

	Past due
	Up to 3 months	From 3 to 6 months	Over 6 months	Non-past due	Impaired	Total	% of representation
Leases and services	6,751	1,133	3,735	26,241	3,077	40,937	94.66%
Sale of properties and developments	-	-	-	2,309	-	2,309	5.34%
Total as of June 30, 2024	6,751	1,133	3,735	28,550	3,077	43,246	100.00%

Leases and services	1,690	457	3,830	44,369	4,436	54,782	98.83%
Sale of properties and developments	-	-	643	4	-	647	1.17%
Total as of June 30, 2023	1,690	457	4,473	44,373	4,436	55,429	100.00%